Segment Information (Tables)	12 Months Ended
Mar. 31, 2016
Segment Reporting [Abstract]
Schedule of Contributions of Profitability Information For Reportable Segments

	Year ended March 31,
	2014			2015			2016
	Net sales	Intersegment Sales	Income (loss) before income tax	Net sales	Intersegment Sales	Income (loss) before income tax	Net sales	Intersegment Sales	Income (loss) before income tax
Segment:
Injection molded plastic parts	$19,918	$580	$(4,517)	$20,206	$(434)	$(341)	$20,181	$(356)	$(2,671)
Electronic products	21,684	90	(1,938)	18,409	(105)	(1,912)	24,847	(104)	(2,105)
Metallic parts (Discontinued in fiscal 2015)	—	—	(411)	1	—	(348)	—	—	—
Segment total	$41,602	$670	$(6,866)	38,616	$(539)	$(2,601)	$45,028	$(460)	$(4,776)

Reconciliation to consolidated totals:
Sales eliminations	(670)	(670)	—	(539)	539	—	(460)	460	—
Consolidated totals:
Net sales	$40,932	$—		$38,077	$—		44,568	$—
Loss before income taxes			$(6,866)			$(2,601)			$(4,776)

Schedule of Segment Interest Income and Expense

	Year ended March 31,
	2014		2015		2016
	Interest income	Interest expenses	Interest income	Interest expenses	Interest income	Interest expenses
Segment:
Injection molded plastic parts	$495	$—	$509	$—	$364	$—
Electronic products	101	—	26	—	8	—
Metallic parts (Discontinued in fiscal 2015)	—	—	—	—	—	—
Consolidated total	$596	$—	$535	$—	$372	$—

Schedule of Segment Asset Information
	Year ended March 31,
	2014			2015			2016
	Identifiable assets	Capital expenditure	Depreciation and amortization	Identifiable assets	Capital expenditure	Depreciation and amortization	Identifiable assets	Capital expenditure	Depreciation and amortization
Segment:
Injection molded plastic parts	$74,328	$200	$3,181	$73,829	$550	$2,384	$67,528	$424	$1,969
Electronic products	25,911	648	399	22,610	340	415	20,043	167	404
Metallic parts (Discontinued in fiscal 2015)	397	5	41	—	—	25	—	—	—
Consolidated Totals	$100,636	$853	$3,621	$96,439	$890	$2,824	$87,571	$591	$2,373

Schedule of Net Sales by Geographical Area

	Year ended March 31,
	2014	2015	2016
Net sales
United States of America	$11,081	$9,910	$8,116
PRC	15,862	16,119	18,785
United Kingdom	1,721	1,023	1,007
Hong Kong	3,550	5,505	7,672
Europe	6,197	3,501	6,403
Others	2,521	2,018	2,585
Net sales from continuing operations	$40,932	$38,076	$44,568
Net sales from discontinued operations	—	1	—
Total net sales	$40,932	$38,077	$44,568

Schedule of Segment Indentifiable Assets by Geographical Area
	March 31,
	2015	2016
Hong Kong and Macao	$29,444	$32,528
PRC	66,995	55,043
Total identifiable assets	96,439	87,571
Goodwill	—	—
Total assets	$96,439	$87,571